Segmented information (Tables)	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Schedule of segment reporting information

Total Assets by Segment	December 31, 2020	December 31, 2019
Bermuda	5,924,779	5,220,016
Cayman	4,479,937	3,839,074
Channel Islands and the UK	4,826,671	5,108,357
Other	32,928	35,148
Total assets before inter-segment eliminations	15,264,315	14,202,595
Less: inter-segment eliminations	(525,681)	(281,020)
Total	14,738,634	13,921,575

2020	Net interest income		Provision for credit recoveries (losses)	Non-interest income	Net revenue before gains and losses	Gains and losses	Total net revenue	Total expenses	Net income
Year ended December 31	Customer	Inter- segment
Bermuda	158,790	778	(8,750)	85,216	236,034	1,970	238,004	192,781	45,223
Cayman	94,211	1,149	483	49,294	145,137	491	145,628	62,605	83,023
Channel Islands and the UK	64,591	(1,927)	(224)	40,698	103,138	(1,238)	101,900	82,057	19,843
Other	7	—	—	14,384	14,391	(1)	14,390	15,262	(872)
Total before eliminations	317,599	—	(8,491)	189,592	498,700	1,222	499,922	352,705	147,217
Inter-segment eliminations	—	—	—	(5,733)	(5,733)	—	(5,733)	(5,733)	—
Total	317,599	—	(8,491)	183,859	492,967	1,222	494,189	346,972	147,217

2019	Net interest income		Provision for credit recoveries (losses)	Non-interest income	Net revenue before gains and losses	Gains and losses	Total net revenue	Total expenses	Net income
Year ended December 31	Customer	Inter- segment
Bermuda	182,674	1,236	(3,088)	89,114	269,936	2,172	272,108	209,417	62,691
Cayman	113,493	1,071	1,893	51,853	168,310	570	168,880	61,057	107,823
Channel Islands and the UK	49,486	(2,307)	1,379	34,319	82,877	43	82,920	74,217	8,703
Other	49	—	—	22,119	22,168	(18)	22,150	24,292	(2,142)
Total before eliminations	345,702	—	184	197,405	543,291	2,767	546,058	368,983	177,075
Inter-segment eliminations	—	—	—	(13,430)	(13,430)	—	(13,430)	(13,430)	—
Total	345,702	—	184	183,975	529,861	2,767	532,628	355,553	177,075

2018	Net interest income		Provision for credit recoveries (losses)	Non-interest income	Net revenue before gains and losses	Gains and losses	Total net revenue	Total expenses	Net income
Year ended December 31	Customer	Inter- segment
Bermuda	202,901	2,383	6,823	87,352	299,459	(20)	299,439	202,318	97,121
Cayman	102,793	416	1,297	47,781	152,287	349	152,636	60,666	91,970
Channel Islands and the UK	37,276	(2,799)	(1,129)	26,824	60,172	(1,185)	58,987	50,353	8,634
Other	19	—	—	15,157	15,176	1	15,177	17,718	(2,541)
Total before eliminations	342,989	—	6,991	177,114	527,094	(855)	526,239	331,055	195,184
Inter-segment eliminations	—	—	—	(8,428)	(8,428)	—	(8,428)	(8,428)	—
Total	342,989	—	6,991	168,686	518,666	(855)	517,811	322,627	195,184